Intangible Assets and Deferred Costs - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Impairment charge	$ 0	$ 276,000	$ 2,042,000
Product and Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	1,769,000	$ 2,184,000	$ 2,947,000
Estimated amortization expense, 2019	885,000
Estimated amortization expense, 2020	874,000
Estimated amortization expense, 2021	850,000
Estimated amortization expense, 2022	848,000
Estimated amortization expense, 2023	$ 795,000
Product Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	10 years